UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09475

        Nuveen Insured Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Dividend Advantage Municipal Fund (NVG)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 4.3% (2.8% of Total Investments)
$ 5,310	Athens, Alabama, Water and Sewerage Revenue Warrants, Series 2002, 5.300%, 5/01/32 –	5/12 at 101.00	AAA	$5,585,324
	MBIA Insured
3,045	Hoover, Alabama, General Obligation Bonds, Series 2003, 5.000%, 3/01/20 – MBIA Insured	3/12 at 101.00	AAA	3,168,871
10,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	10,331,700
	2/01/36 (Pre-refunded 2/01/09) – FGIC Insured

18,355	Total Alabama			19,085,895

	Alaska – 3.6% (2.3% of Total Investments)
15,000	Alaska, International Airport System Revenue Bonds, Series 2002B, 5.250%, 10/01/27	10/12 at 100.00	AAA	15,992,699
	(Pre-refunded 10/01/12) – AMBAC Insured

	Arizona – 2.3% (1.5% of Total Investments)
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	Aaa	5,145,800
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
6,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	AAA	5,135,580
	7/01/37 – FGIC Insured

11,000	Total Arizona			10,281,380

	California – 14.4% (9.3% of Total Investments)
2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	AAA	1,101,760
	2004A, 0.000%, 10/01/20 – AMBAC Insured
	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A:
1,485	5.000%, 10/01/26 – MBIA Insured	10/15 at 100.00	Aaa	1,552,226
1,565	5.000%, 10/01/27 – MBIA Insured	10/15 at 100.00	Aaa	1,634,752
6,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	No Opt. Call	AAA	6,545,340
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/33 (Pre-refunded 1/01/28) – AMBAC
	Insured (UB)
	California, General Obligation Bonds, Series 2000:
375	5.250%, 9/01/17 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 100.00	AAA	391,868
190	5.250%, 9/01/17 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 100.00	AAA	198,546
10,000	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/23 – MBIA Insured	2/12 at 100.00	AAA	10,324,900
8,890	California, General Obligation Veterans Welfare Bonds, Series 1997BH, 5.400%, 12/01/14	12/08 at 101.00	AA–	9,114,028
	(Alternative Minimum Tax)
3,000	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.375%, 12/01/24 –	12/07 at 101.00	AAA	3,004,350
	MBIA Insured (Alternative Minimum Tax)
2,425	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	AAA	2,510,457
	5.000%, 9/01/27 – AMBAC Insured
365	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	341,009
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
1,990	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	838,845
	11/01/25 – FSA Insured
625	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/16 at 100.00	AAA	650,750
	2006A-1, 5.000%, 7/01/36 – AMBAC Insured
7,935	Los Angeles, California, Certificates of Participation, Series 2002, 5.300%, 4/01/32 –	4/12 at 100.00	AAA	8,230,103
	AMBAC Insured
7,500	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series	7/08 at 101.00	AAA	7,649,775
	1998A, 5.200%, 7/01/32 – MBIA Insured
2,320	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2001P,	8/11 at 100.00	AAA	2,428,460
	5.250%, 8/15/18 – FSA Insured
6,720	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AAA	6,209,549
	Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured (UB)
1,690	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AAA	1,759,493
	5.000%, 8/01/28 – MBIA Insured

65,075	Total California			64,486,211

	Colorado – 5.8% (3.8% of Total Investments)
17,300	Adams County, Colorado, FHA-Insured Mortgage Revenue Bonds, Platte Valley Medical Center,	8/15 at 100.00	AAA	17,987,674
	Series 2005, 5.000%, 8/01/24 – MBIA Insured
750	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/32 –	10/16 at 100.00	AAA	793,845
	XLCA Insured
17,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AAA	7,273,960
	9/01/25 – MBIA Insured

35,050	Total Colorado			26,055,479

	District of Columbia – 1.6% (1.1% of Total Investments)
6,805	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 4.500%, 4/01/42 –	4/17 at 100.00	AAA	6,496,802
	AMBAC Insured
935	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	Aaa	850,785
	Revenue Bonds, Series 2007, Residuals 1606, 5.774%, 10/01/30 – AMBAC Insured (IF)

7,740	Total District of Columbia			7,347,587

	Florida – 11.8% (7.6% of Total Investments)
	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
2,305	5.250%, 12/01/17 – MBIA Insured	12/13 at 100.00	AAA	2,452,866
1,480	5.250%, 12/01/18 – MBIA Insured	12/13 at 100.00	AAA	1,568,504
11,600	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	11,919,464
	5.125%, 10/01/21 – FSA Insured (Alternative Minimum Tax)
8,155	Lee County, Florida, Solid Waste System Revenue Refunding Bonds, Series 2001, 5.625%,	10/11 at 100.00	Aaa	8,632,801
	10/01/13 – MBIA Insured (Alternative Minimum Tax)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
7,165	5.625%, 10/01/15 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	7,669,344
5,600	5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	5,989,648
10,000	5.125%, 10/01/21 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	10,275,400
2,000	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	2,066,480
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	997,510
	Obligation Group, Series 2007, 5.000%, 8/15/42
1,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – MBIA Insured	10/15 at 100.00	AAA	1,036,220

50,305	Total Florida			52,608,237

	Georgia – 2.2% (1.4% of Total Investments)
6,925	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park	12/15 at 100.00	AAA	7,209,410
	Improvement, Series 2005A, 5.000%, 12/01/30 – MBIA Insured
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AAA	1,044,720
	FSA Insured
1,695	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.500%,	12/11 at 100.00	AAA	1,728,527
	6/01/32 (Alternative Minimum Tax)

9,620	Total Georgia			9,982,657

	Idaho – 1.0% (0.6% of Total Investments)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
3,000	5.000%, 7/15/23 – MBIA Insured	7/16 at 100.00	Aaa	3,162,660
1,130	5.000%, 7/15/24 – MBIA Insured	7/16 at 100.00	Aaa	1,189,540

4,130	Total Idaho			4,352,200

	Illinois – 13.0% (8.4% of Total Investments)
10,000	Bolingbrook, Illinois, General Obligation Bonds, Series 2002A, 5.375%, 1/01/38 (Pre-refunded	1/12 at 100.00	AAA	10,624,100
	1/01/12) – FGIC Insured
1,305	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.500%, 1/01/38 – MBIA Insured	1/11 at 101.00	AAA	1,371,411
	Chicago, Illinois, General Obligation Bonds, Series 2001A:
50	5.500%, 1/01/38 (Pre-refunded 1/01/11) – MBIA Insured	1/11 at 101.00	AAA	53,146
3,645	5.500%, 1/01/38 (Pre-refunded 1/01/11) – MBIA Insured	1/11 at 101.00	AAA	3,874,307
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International
	Airport, Series 2001C:
4,250	5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	4,450,473
4,485	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	4,689,292
4,730	5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	4,938,546
2,930	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	3,054,349
3,600	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	3,824,892
	Series 2005A, 5.250%, 1/01/24 – MBIA Insured
3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International	1/12 at 100.00	AAA	3,170,070
	Airport, Series 2002A, 5.750%, 1/01/17 – MBIA Insured (Alternative Minimum Tax)
4,000	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 2002,	12/12 at 101.00	AAA	4,153,560
	5.000%, 12/01/21 – MBIA Insured
730	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	10/13 at 100.00	Aaa	770,004
	Series 2003C, 5.250%, 10/01/22 – FSA Insured
770	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	10/13 at 100.00	Aaa	827,973
	Series 2003C, 5.250%, 10/01/22 (Pre-refunded 10/01/13) – FSA Insured
4,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006,	7/16 at 100.00	AAA	4,164,800
	5.000%, 1/01/26 – FSA Insured
5,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 4/01/23 –	4/12 at 100.00	AAA	5,230,900
	FSA Insured
2,700	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series	8/11 at 100.00	AAA	2,820,204
	2001A, 5.000%, 8/15/20 (Pre-refunded 8/15/11) – AMBAC Insured

55,195	Total Illinois			58,018,027

	Indiana – 15.8% (10.2% of Total Investments)
3,380	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/20 –	7/13 at 100.00	AAA	3,517,532
	AMBAC Insured
	Indiana Bond Bank, Special Program Bonds, Hendricks County Redevelopment District,
	Series 2002D:
2,500	5.375%, 4/01/23 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AAA	2,659,650
7,075	5.250%, 4/01/26 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AAA	7,489,383
7,000	5.250%, 4/01/30 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AAA	7,409,990
10,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital,	7/12 at 100.00	AAA	10,347,200
	Series 2002, 5.250%, 7/01/32 – AMBAC Insured
25,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	26,582,248
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – MBIA Insured
	Northern Wells Community School Building Corporation, Wells County, Indiana, First Mortgage
	Bonds, Series 2001:
420	5.250%, 1/15/19 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	AAA	446,779
430	5.250%, 7/15/19 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	AAA	457,417
1,675	5.400%, 7/15/23 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	AAA	1,793,037
6,960	Valparaiso Middle School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series	1/13 at 100.00	AAA	7,183,973
	2002, 5.000%, 7/15/24 – MBIA Insured
2,490	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage	7/13 at 100.00	AAA	2,601,278
	Bonds, Series 2003, 5.000%, 1/15/18 – FSA Insured

66,930	Total Indiana			70,488,487

	Louisiana – 3.3% (2.1% of Total Investments)
3,280	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007,	7/17 at 100.00	AAA	2,954,099
	Drivers 1755, 5.886%, 7/01/37 – CIFG Insured (IF)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
780	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	781,888
8,280	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AAA	7,912,948
3,085	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.125%, 9/01/21 –	9/12 at 100.00	AAA	3,193,870
	MBIA Insured

15,425	Total Louisiana			14,842,805

	Massachusetts – 1.2% (0.7% of Total Investments)
2,630	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%,	5/16 at 100.00	AAA	2,740,486
	5/01/31 – AMBAC Insured
1,550	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%,	8/17 at 100.00	AAA	1,673,241
	8/01/26 – MBIA Insured
925	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007, Residual Trust	2/17 at 100.00	AAA	780,728
	7039, 5.809%, 8/01/46 – FSA Insured (IF)

5,105	Total Massachusetts			5,194,455

	Michigan – 0.3% (0.2% of Total Investments)
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2	1,506,555
	2006A, 5.000%, 12/01/31

	Missouri – 2.4% (1.6% of Total Investments)
1,600	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AAA	1,704,224
	2004, 5.250%, 3/01/19 – FSA Insured
8,735	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.250%,	7/11 at 100.00	AAA	9,193,238
	7/01/31 (Pre-refunded 7/01/11) – MBIA Insured

10,335	Total Missouri			10,897,462

	Nebraska – 2.0% (1.3% of Total Investments)
6,360	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2005, 5.000%, 9/01/32	9/15 at 100.00	AA	6,601,616
	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A:
1,000	5.250%, 4/01/20 – FSA Insured	4/13 at 100.00	AAA	1,055,760
1,000	5.250%, 4/01/21 – FSA Insured	4/13 at 100.00	AAA	1,051,890

8,360	Total Nebraska			8,709,266

	Nevada – 2.1% (1.3% of Total Investments)
8,750	Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series 2001A, 5.250%, 7/01/34	7/11 at 100.00	AAA	9,209,025
	(Pre-refunded 7/01/11) – FSA Insured

	New Jersey – 0.5% (0.3% of Total Investments)
2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	2,334,277
	5.250%, 12/15/20

	New York – 5.0% (3.2% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,167,981
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,660	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	3,817,417
	Improvements, Series 2005B, 5.000%, 2/15/23 – AMBAC Insured
3,130	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:	2/17 at 100.00	AAA	2,985,582
	4.500%, 2/15/47 – MBIA Insured (UB)
2,400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F:	11/16 at 100.00	AAA	2,250,792
	4.250%, 5/01/33 – MBIA Insured (UB)
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	1,560,255
	5.000%, 11/15/30 – AMBAC Insured
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	10,341,700
	Series 2002A, 5.000%, 11/15/30 – FSA Insured

21,810	Total New York			22,123,727

	North Carolina – 0.6% (0.4% of Total Investments)
2,435	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson	10/13 at 100.00	AAA	2,582,098
	Regional Hospital Project, Series 2003, 5.375%, 10/01/24 – FSA Insured

	Oklahoma – 0.5% (0.3% of Total Investments)
2,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA–	2,012,780
	5.000%, 2/15/37

	Oregon – 1.9% (1.2% of Total Investments)
	Oregon, General Obligation Veterans Welfare Bonds, Series 82:
5,560	5.375%, 12/01/31	12/11 at 100.00	AA–	5,689,882
2,590	5.500%, 12/01/42	12/11 at 100.00	AA–	2,649,311

8,150	Total Oregon			8,339,193

	Pennsylvania – 3.4% (2.2% of Total Investments)
4,500	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International	No Opt. Call	AAA	4,857,210
	Airport, Series 1997A, 5.750%, 1/01/13 – MBIA Insured (Alternative Minimum Tax)
4,125	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	4,001,663
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	AAA	1,098,374
	AMBAC Insured
2,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	2,112,160
	11/15/18 – FSA Insured
2,000	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AAA	2,117,960
	5.000%, 1/15/19 – FSA Insured
1,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	1,058,820
	District, Series 2003, 5.000%, 6/01/23 (Pre-refunded 6/01/13) – FSA Insured

14,675	Total Pennsylvania			15,246,187

	Puerto Rico – 0.3% (0.2% of Total Investments)
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AAA	1,352,584

	South Carolina – 1.5% (0.9% of Total Investments)
1,950	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AAA	2,012,264
	2006, 5.000%, 12/01/28 – FSA Insured
	Greenville, South Carolina, Tax Increment Revenue Improvement Bonds, Series 2003:
1,000	5.500%, 4/01/17 – MBIA Insured	4/13 at 100.00	AAA	1,077,320
2,300	5.000%, 4/01/21 – MBIA Insured	4/13 at 100.00	AAA	2,394,737
1,000	Scago Educational Facilities Corporation, South Carolina, Installment Purchase Revenue Bonds,	10/15 at 100.00	AAA	1,045,270
	Spartanburg County School District 5, Series 2005, 5.000%, 4/01/21 – FSA Insured

6,250	Total South Carolina			6,529,591

	Tennessee – 9.5% (6.1% of Total Investments)
	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004:
1,495	5.000%, 10/01/19 – FSA Insured	10/14 at 100.00	AAA	1,570,154
1,455	5.000%, 10/01/20 – FSA Insured	10/14 at 100.00	AAA	1,525,393
1,955	5.000%, 10/01/21 – FSA Insured	10/14 at 100.00	AAA	2,049,583
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A,	11/12 at 100.00	AAA	10,612,500
	5.125%, 11/01/28 (Pre-refunded 11/01/12) – AMBAC Insured
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002B,	11/12 at 100.00	AAA	10,612,500
	5.125%, 11/01/29 (Pre-refunded 11/01/12) – AMBAC Insured
15,195	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds,	5/12 at 100.00	AAA	16,126,453
	Series 2002A, 5.250%, 5/01/32 (Pre-refunded 5/01/12) – FSA Insured

40,100	Total Tennessee			42,496,583

	Texas – 27.1% (17.5% of Total Investments)
3,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	3,714,760
	Series 2001A, 5.750%, 11/01/13 – FGIC Insured (Alternative Minimum Tax)
10,000	Gainesville Hospital District, Texas, Limited Tax General Obligation Bonds, Series 2002,	8/11 at 100.00	Aaa	10,343,900
	5.375%, 8/15/32 – MBIA Insured
1,210	Galveston, Texas, General Obligation Bonds, Series 2001, 5.250%, 5/01/21 – AMBAC Insured	5/11 at 100.00	AAA	1,254,431
2,435	Galveston, Texas, General Obligation Bonds, Series 2001, 5.250%, 5/01/21 (Pre-refunded	5/11 at 100.00	AAA	2,554,997
	5/01/11) – AMBAC Insured
	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,
	TECO Project, Series 2003:
2,240	5.000%, 11/15/16 – MBIA Insured	11/13 at 100.00	AAA	2,344,048
2,355	5.000%, 11/15/17 – MBIA Insured	11/13 at 100.00	AAA	2,456,453
13,000	Houston Area Water Corporation, Texas, Contract Revenue Bonds, Northeast Water Purification	3/12 at 100.00	AAA	13,681,590
	Plant, Series 2002, 5.125%, 3/01/32 (Pre-refunded 3/01/12) – FGIC Insured
1,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AAA	1,060,790
	5/15/24 – FGIC Insured
4,345	San Antonio, Texas, Water System Senior Lien Revenue Refunding Bonds, Series 2002, 5.500%,	5/12 at 100.00	AAA	4,619,604
	5/15/17 – FSA Insured
5,930	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series	7/11 at 100.00	AAA	6,080,029
	2001A, 5.350%, 7/01/33 (Alternative Minimum Tax)
8,635	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AAA	8,825,920
	5.550%, 9/01/33 – MBIA Insured (Alternative Minimum Tax)
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2002:
3,520	5.125%, 11/01/20 – MBIA Insured	5/12 at 100.00	Aaa	3,665,587
3,520	5.125%, 11/01/21 – MBIA Insured	5/12 at 100.00	Aaa	3,665,587
	Texas Student Housing Authority, Revenue Bonds, Austin Project, Senior Series 2001A:
9,400	5.375%, 1/01/23 – MBIA Insured	1/12 at 102.00	Aaa	9,954,130
11,665	5.500%, 1/01/33 – MBIA Insured	1/12 at 102.00	Aaa	12,465,219
5,000	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999B,	1/10 at 100.00	AAA	5,152,950
	5.250%, 7/15/17
9,145	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2002A-1,	6/12 at 100.00	Aa1	9,459,405
	5.250%, 12/01/22 (Alternative Minimum Tax)
	Williamson County, Texas, General Obligation Bonds, Series 2002:
3,500	5.200%, 2/15/21 (Pre-refunded 2/15/12) – FSA Insured	2/12 at 100.00	AAA	3,692,745
3,000	5.250%, 2/15/22 (Pre-refunded 2/15/12) – FSA Insured	2/12 at 100.00	AAA	3,171,420
7,340	5.250%, 2/15/23 (Pre-refunded 2/15/12) – FSA Insured	2/12 at 100.00	AAA	7,759,408
5,000	5.250%, 2/15/25 (Pre-refunded 2/15/12) – FSA Insured	2/12 at 100.00	AAA	5,285,700

115,740	Total Texas			121,208,673

	Washington – 14.9% (9.6% of Total Investments)
5,385	Energy Northwest, Washington Public Power, Nine Canyon Wind Project Revenue Bonds, Series	7/16 at 100.00	AAA	5,143,698
	2006A, 4.500%, 7/01/30 – AMBAC Insured
6,600	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	6,968,874
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 – FSA Insured
7,675	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/12 at 100.00	AAA	8,189,225
	2002A, 5.500%, 7/01/15 – MBIA Insured
2,500	Port of Seattle, Washington, Revenue Refunding Bonds, Series 2002D, 5.750%, 11/01/15 – FGIC	11/12 at 100.00	AAA	2,681,300
	Insured (Alternative Minimum Tax)
2,200	Snohomish County School District 2, Everett, Washington, General Obligation Bonds, Series	12/13 at 100.00	AAA	2,310,726
	2003B, 5.000%, 6/01/17 – FSA Insured
3,255	Thurston and Pierce Counties School District, Washington, General Obligation Bonds, Yelm	6/13 at 100.00	Aaa	3,467,421
	Community Schools, Series 2003, 5.250%, 12/01/16 – FSA Insured
	Washington State Economic Development Finance Authority, Wastewater Revenue Bonds, LOTT
	Project, Series 2002:
2,000	5.500%, 6/01/17 – AMBAC Insured	6/12 at 100.00	Aaa	2,128,380
4,325	5.125%, 6/01/22 – AMBAC Insured	6/12 at 100.00	Aaa	4,501,936
10,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and	10/11 at 100.00	Aaa	10,487,900
	Regional Medical Center, Series 2001, 5.125%, 10/01/31 (Pre-refunded 10/01/11) – AMBAC Insured
15,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	AAA	15,495,899
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
5,170	Whitman County School District 267, Pullman, Washington, General Obligation Bonds, Series	6/12 at 100.00	Aaa	5,356,947
	2002, 5.000%, 12/01/20 – FSA Insured

64,110	Total Washington			66,732,306

	Wisconsin – 2.8% (1.8% of Total Investments)
11,950	Wisconsin, Transportation Revenue Refunding Bonds, Series 2002-1, 5.125%, 7/01/18	7/12 at 100.00	AAA	12,639,873
	(Pre-refunded 7/01/12) – AMBAC Insured

$ 678,470	Total Long-Term Investments (cost $664,373,034) – 155.1%			692,656,299

	Short-Term Investments – 0.2% (0.1% of Total Investments)
$ 850	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1+	850,000
	Obligations, Series 1985, 3.490%, 12/01/15 – MBIA Insured (4)

	Total Short-Term Investments (cost $850,000)			850,000

	Total Investments (cost $665,223,034) – 155.3%			693,506,299

	Floating Rate Obligations – (4.7)%			(20,950,000)

	Other Assets Less Liabilities – 1.6%			7,062,184

	Preferred Shares, at Liquidation Value – (52.2)%			(233,000,000)

	Net Assets Applicable to Common Shares – 100%			$446,618,483

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest.
Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient
U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades
(Baa or BBB or better by Moody’s, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.
The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $646,009,649.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$30,956,734
Depreciation	(4,411,402)

Net unrealized appreciation (depreciation) of investments	$26,545,332

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.